                                                          FILE NUMBER 028-00568

                                   FORM 13 F
               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                               Washington, D.C.

         Report for the Calendar Year or Quarter Ended March 31, 2006

                    If amended report check here: __ ______

Name of Institutional Investment Manager:

Torray LLC

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President (301) 493-4600

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 12th day of May , 2006.

                                              By: /s/ William M Lane
                                                  ------------------------------
                                                  William M Lane, Vice President
                                                  for Torray LLC

March 31, 2006             Form 13F - Torray LLC

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
                                                                       Item 6                              Item 8
                   Item 2   Item 3      Item 4      Item 5             Invest                         Voting Authority
     Item 1        Title    CUSIP     Fair Market   Total    --------------------------  Item 7  ---------------------------
 Name of Issuer   of Class  Number       Value      Shares   (a)Sole (b)Shared (c)Other Managers  (a)Sole  (b)Shared (c)None
 --------------   -------- --------- ------------- --------- ------- --------- -------- -------- --------- --------- -------
Abbott
  Laboratories     common  002824100   102,333,164 2,409,540    X                         All    2,309,840    --      99,700
Allied Capital
  Corporation      common  01903Q108    61,439,598 2,007,830    X                         All    1,898,930    --     108,900
AMBAC
  Financial
  Group, Inc.      common  023139108   130,713,548 1,642,130    X                         All    1,571,630    --      70,500
American
  Express
  Company          common  025816109   129,205,211 2,458,710    X                         All    2,359,610    --      99,100
American
  International
  Group, Inc.      common  026874107    53,608,243   811,140    X                         All      755,740    --      55,400
Amgen Inc.         common  031162100   155,213,944 2,133,525    X                         All    2,048,825    --      84,700
Anheuser-Busch
  Cos., Inc.       common  035229103    64,559,604 1,509,460    X                         All    1,414,660    --      94,800
Applied
  Materials, Inc.  common  038222105   123,555,813 7,056,300    X                         All    6,764,700    --     291,600
Automatic Data
  Processing,
  Inc.             common  053015103   101,707,433 2,226,520    X                         All    2,133,920    --      92,600
Calamos Asset
  Management,
  Inc.             common  12811R104    26,411,880   706,200    X                         All      682,300    --      23,900
CapitolSource
  Inc.             common  14055X102     1,119,600    45,000    X                         All       45,000    --          --
Cardinal Health
  Inc.             common  14149Y108   161,313,444 2,164,700    X                         All    2,083,500    --      81,200
CarrAmerica
  Realty
  Corporation      common  144418100    27,055,965   606,500    X                         All      606,500    --          --
CB Richard Ellis
  Group, Inc.      common  12497T101     3,389,400    42,000    X                         All       42,000    --          --
CBRE Realty
  Finance, Inc.    common  12498B208     2,010,000   134,000    X                         All      134,000    --          --
Clear Channel
  Communications,
  Inc.             common  184502102    34,496,661 1,107,230    X                         All    1,098,130    --       9,100
Danaher
  Corporation      common  235851102    84,097,622 1,323,330    X                         All    1,273,430    --      49,900
The Walt Disney
  Company          common  254687106    94,889,868 3,402,290    X                         All    3,187,190    --     215,100
EMC
  Corporation      common  268648102     3,301,186   242,200    X                         All      242,200    --          --
Emerson Electric
  Company          common  291011104    84,135,126 1,006,040    X                         All      938,340    --      67,700
Fairfax Financial
  Holdings         common  303901102    50,732,844   473,210    X                         All      473,210    --          --
First Data
  Corporation      common  319963104   169,021,605 3,610,030    X                         All    3,458,130    --     151,900
Franklin
  Resources Inc.   common  354613101    80,811,742   857,510    X                         All      797,710    --      59,800
Gannett Co., Inc.  common  364730101    46,057,508   768,650    X                         All      718,950    --      49,700
General
  Dynamics
  Corporation      common  369550108    73,603,872 1,150,420    X                         All    1,083,620    --      66,800
General Electric
  Company          common  369604103    81,667,961 2,348,130    X                         All    2,214,630    --     133,500
W.R. Grace &
  Co.              common  38388F108    15,162,000 1,140,000    X                         All    1,140,000    --          --
The Goldman
  Sachs Group,
  Inc.             common  38141G104   103,535,525   659,630    X                         All      623,430    --      36,200
Guidant
  Corporation      common  401698105     5,230,020    67,000    X                         All       67,000    --          --
Honeywell
  International
  Inc.             common  438516106    81,490,964 1,905,330    X                         All    1,820,430    --      84,900
Illinois Tool
  Works Inc.       common  452308109   158,079,382 1,641,360    X                         All    1,579,360    --      62,000
Intel Corporation  common  458140100    90,595,040 4,665,400    X                         All    4,447,300    --     218,100
JPMorgan
  Chase & Co.      common  46625H100    86,890,104 2,086,698    X                         All    1,982,721    --     103,977
Johnson &
  Johnson          common  478160104    74,972,520 1,266,000    X                         All    1,206,600    --      59,400
Knight-Ridder,
  Inc.             common  499040103    43,444,233   687,300    X                         All      660,100    --      27,200
LaBranche & Co.
  Inc.             common  505447102    47,322,492 2,993,200    X                         All    2,993,200    --          --
Level 3
  Communications
  Inc.             common  52729N100     5,698,000 1,100,000    X                         All    1,100,000    --          --
Eli Lilly and
  Company          common  532457108   151,920,160 2,747,200    X                         All    2,633,100    --     114,100
Markel
  Corporation      common  570535104    47,648,336   141,105    X                         All      141,105    --          --
Medtronic, Inc.    common  585055106   156,072,998 3,075,330    X                         All    2,942,930    --     132,400
O'Reilly
  Automotive,
  Inc.             common  686091109    47,581,451 1,301,462    X                         All    1,286,862    --      14,600
Tribune
  Company          common  896047107    44,043,528 1,605,670    X                         All    1,523,370    --      82,300
United
  Technologies
  Corporation      common  913017109   162,047,599 2,795,370    X                         All    2,687,570    --     107,800
Univision
  Communications,
  Inc.             common  914906102   177,189,588 5,140,400    X                         All    4,991,100    --     149,300
                                     -------------
                                     3,445,376,783
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